Deferred revenues	12 Months Ended
Dec. 31, 2022
Deferred revenues [Abstract]
Deferred revenues
18	Deferred revenues

Deferred revenues are recognized by the Company as a liability due to anticipation of amounts received from business partners. These are recognized in the statement of operations in the periods when the services are rendered to these business partners.

		As of December 31,
	Note	2022	2021
Sale and Leaseback	1.4	3	68
Rental of spaces in stores (i)		259	233
Checkstand (ii)		45	41
Commercial agreement – payroll (iii)		39	-
Gift card and others		1	2
Marketing		12	12
Total		359	356
Current		328	356
Non-current		31	-

(i)	Rental of backlight panels.

(ii)	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.

(iii)	Commercial agreement with a financial institution for exclusivity in payroll processing.